Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and Other Receivables.
Prepayments	€ 3,136	€ 3,383
Other receivables.	268	379
Total Prepayments and Other Receivables	€ 3,404	€ 3,762